Derivative Instruments and Hedging Activities - Additional Information (Detail) - Interest rate swaps and cross currency swaps [Member] $ in Millions	Jun. 30, 2015 USD ($)
Derivative Instruments, Gain (Loss) [Line Items]
Aggregate fair value liability	$ 304.0
Restricted cash	$ 31.6